Notes Payable - Related Parties - Schedule of Notes Payable to Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Total notes payable - related parties, net		$ 1,177,000	$ 1,965,000
Non-current		(1,065,000)
Current		$ 112,000	1,965,000
Note 1 [Member]
Issuance Date	[1]	Dec. 01, 2015
Maturity Date	[1]	Feb. 08, 2021
Interest Rate	[1]	12.00%
Original Borrowing	[1]	$ 1,249,000
Total notes payable - related parties, net	[1]	$ 825,000	1,199,000
Note 2 [Member]
Issuance Date	[2]	Dec. 01, 2015
Maturity Date	[2]	Feb. 08, 2021
Interest Rate	[2]	12.00%
Original Borrowing	[2]	$ 189,000
Total notes payable - related parties, net	[2]		189,000
Note 3 [Member]
Issuance Date	[3]	Dec. 01, 2015
Maturity Date	[3]	Apr. 01, 2017
Interest Rate	[3]	12.00%
Original Borrowing	[3]	$ 112,000
Total notes payable - related parties, net	[3]	$ 112,000	112,000
Note 4 [Member]
Issuance Date	[4]	Apr. 04, 2016
Maturity Date	[4]	Jun. 04, 2021
Interest Rate	[4]	12.00%
Original Borrowing	[4]	$ 343,000
Total notes payable - related parties, net	[4]	$ 240,000	343,000
Note 5 [Member]
Issuance Date	[5]	Apr. 04, 2016
Maturity Date	[5]	Dec. 04, 2018
Interest Rate	[5]	12.00%
Original Borrowing	[5]	$ 122,000
Total notes payable - related parties, net	[5]		$ 122,000

[1]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company's majority stockholder and Chief Executive Officer, to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bore interest at a rate of 12% per annum, was secured by the Company's assets, and matured on April 1, 2017. Pursuant to the terms of the agreement, at Mr. Cutaia's discretion, he could convert up to 30%, or $375,000, of the outstanding principal, plus accrued interest thereon, into shares of Common Stock at a conversion rate of $1.05 per share. On May 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from April 1, 2017 to August 1, 2018. In consideration, the Company issued Mr. Cutaia a three-year warrant to purchase up to 117,013 shares of Common Stock at a price of $5.33 per share with a fair value of $517,000. All other terms of the note remain unchanged. The Company determined that the extension of the note's maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the original value of the convertible note. As result, the Company recorded the fair value of the new note, which approximated the original carrying value $1,199,000 and expensed the fair value of the warrants granted of $517,000 as debt extinguishment costs. As of December 31, 2017, total outstanding balance of the note amounted to $1,199,000. On August 8, 2018, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note to February 8, 2021. In consideration for extending the note the Company issued Mr. Cutaia warrants exercisable for up to 163,113 shares of Common Stock with a fair market value of $1,075,000. The Company determined that the extension of the note's maturity date resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the original value of the convertible note. As result, the Company recorded the fair value of the new note which approximates the original carrying value $1,199,000 and expensed the entire fair value of the warrants granted, or $1,075,000 as a debt extinguishment cost. On September 30, 2018, Mr. Cutaia converted the convertible principal balance of $375,000 at $1.05 per share into 356,824 shares of restricted Common Stock. As of December 31, 2018, the outstanding balance of the note amounted to $825,000.
[2]	On December 1, 2015, the Company issued a convertible note with Mr. Cutaia in the amount of $189,000 representing a portion of Mr. Cutaia's accrued salary for 2015. The note was unsecured, bore interest at a rate of 12% per annum, and matured in April 2017. The note was convertible into shares of Common Stock at a conversion price of $1.05 per share. On May 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from April 1, 2017 to August 1, 2018. All other terms of the note remain unchanged and there were no additional compensation or incentive given. As of December 31, 2017, the outstanding balance of the note amounted to $189,000. On September 30, 2018, Mr. Cutaia converted the entire outstanding principal amount of $189,000 into 180,000 shares of restricted Common Stock.
[3]	On December 1, 2015, the Company issued a note payable to a former member of the Company's board of directors, in the amount of $112,000 representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum, and matured in April 2017. As of December 31, 2017, and 2018, the outstanding principal balance of the note was equal to $112,000. As of December 31, 2018, the note was past due, and remains past due. The Company is currently in negotiations with the noteholder to settle the past due note.
[4]	On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,000 to consolidate all advances made by Mr. Cutaia to the Company during the period December 2015 through March 2016. The note bore interest at a rate of 12% per annum, was secured by the Company's assets, and matured on August 4, 2017. Pursuant to the terms of the note, a total of 30%, or $103,000, of the note principal can be converted to shares of Common Stock at a conversion price $1.05 per share. On August 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from August 4, 2017 to December 4, 2018. In consideration for extending the note's maturity, the Company issued Mr. Cutaia warrants to purchase up to 88,610 shares of Common Stock at a price of $2.25 per share with a fair value of $172,000. All other terms of the note remain unchanged. The Company determined that the extension of the note's maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, the Company recorded the fair value of the new note, which approximated the original carrying value $343,000 and expensed the entire fair value of the warrants granted of $172,000 as part of loss on debt extinguishment. As of December 31, 2017, the outstanding balance of the note was $343,000. On September 30, 2018, Mr. Cutaia converted the 30% principal amount of the note, or $103,000 into 98,093 shares of restricted Common Stock. On December 4, 2018, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note to June 4, 2021. In consideration for extending the note, the Company issued Mr. Cutaia warrants to purchase up to 23,562 shares of Common Stock, with a fair market value of the warrants totaling $111,000. The Company determined that the extension of the note's maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the original value of the convertible note. As result, the Company recorded the fair value of the new note, which approximates the original carrying value of $343,000 and expensed the entire fair value of the warrants granted of $111,000 as part of loss on debt extinguishment. As of December 31, 2018, the outstanding balance of the note amounted to $240,000.
[5]	On April 4, 2016, the Company issued a convertible note payable to Mr. Cutaia in the amount of $122,000, representing his unpaid salary from December 2015 through March 2016. The note was unsecured, bore interest at a rate of 12% per annum, compounded annually, and matured on August 4, 2017. The note was also convertible into shares of the Company's Common Stock at $1.05 per share. On August 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from August 4, 2017 to December 4, 2018. All other terms of the note remain unchanged and there were no additional compensation or incentive given. As of December 31, 2017, the outstanding balance of the note amounted to $122,000. On September 30, 2018, Mr. Cutaia converted $122,000 of outstanding principal amount into 116,701 shares of restricted Common Stock.